Obligations to FIAGRO quota holders (Details) - FIAGRO - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities		R$ 160,000
Proportion of ownership interest of outstanding quotas (in percent)	5.00%
Proportion of ownership interests held by non-controlling interests (in percent)	95.00%
Bottom of range | CDI rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)		3.50%
Top of range | CDI rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)		100.00%
Obligations to FIAGRO quota holders
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interests held by non-controlling interests (in percent)		80.00%
Borrowings maturity, term (in years)	3 years	3 years
Borrowings grace period	24 months
Obligations to FIAGRO quota holders | Bottom of range | CDI rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	2.45%
Obligations to FIAGRO quota holders | Top of range | CDI rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis (in percent)	8.00%
Subordinated quotas
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities	R$ 8,100
Mezzanine quotas
Disclosure of detailed information about financial instruments [line items]
Assets recognised in entity's financial statements in relation to structured entities	R$ 56,000